THRIVENT SERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, MN 55415

June 29, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:       Thrivent Series Fund, Inc. -- Rule 497(j) Filing
              (File Nos. 033-3677 and 811-4603)

Ladies and Gentlemen:

Thrivent Series Fund, Inc. (the "Registrant") filed via EDGAR on April 21, 2006, an electronically signed copy of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(a) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended. On June 27, 2006, the Registrant filed via EDGAR pursuant to Rule 497 the prospectus of the Thrivent High Yield Portfolio II and the combined statement of additional information for the Registrant.

In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the following prospectuses contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497 of the 1933 Act Rules: Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Conservative Allocation Portfolio, Thrivent Technology Portfolio, Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Mid Cap Stock Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Mid Cap Index Portfolio-I, Thrivent Partner International Stock Portfolio, Thrivent Large Cap Growth Portfolio, Thrivent Large Cap Value Portfolio, Thrivent Large Cap Stock Portfolio, Thrivent Large Cap Index Portfolio, Thrivent Large Cap Index Portfolio-I, Thrivent Balanced Portfolio, Thrivent High Yield Portfolio, Thrivent Municipal Bond Portfolio, Thrivent Income Portfolio, Thrivent Core Bond Portfolio, Thrivent Limited Maturity Bond Portfolio and Thrivent Money Market Portfolio.

Should the staff have any questions regarding the foregoing, please contact the undersigned (612) 340-4249.

Very truly yours,

/s/ David S. Royal
David S. Royal
Attorney